REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	$ 5,138	$ 4,256	$ 10,325	$ 8,474
Utilities
Disclosure of operating segments [line items]
Revenue	2,014	1,899	4,092	3,770
Midstream
Disclosure of operating segments [line items]
Revenue	1,100	1,048	2,215	2,102
Transport
Disclosure of operating segments [line items]
Revenue	1,251	886	2,512	1,767
Data Infrastructure
Disclosure of operating segments [line items]
Revenue	$ 773	$ 423	$ 1,506	$ 835